Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2023
Accrued expense	$2,325,766	$2,260,997
Accrued payroll and welfare	204,973	248,286
Contract liabilities	166,582	35,080
Payable for purchasing equipment	13,101	233,635
Others	330,294	383,260
Total	$3,040,716	$3,161,258